FINANCIAL INSTRUMENTS - Other Derivatives (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Fair value of financial assets	$ 7,704	$ 8,549
Fair value of financial liabilities	(55,562)	(60,623)
Interest rate risk | Interest rate caps
Disclosure of detailed information about financial instruments [line items]
Notional	7,702	10,007
Fair value of financial assets	3
Fair value of financial liabilities		(9)
Interest rate risk | Interest rate swaps on forecasted fixed rate debt
Disclosure of detailed information about financial instruments [line items]
Notional	$ 75	$ 75
Rates	5.30%	5.30%
Fair value of financial liabilities	$ (17)	$ (18)
Interest rate risk | Interest rate swaps of US$ debt
Disclosure of detailed information about financial instruments [line items]
Notional	0	63
Fair value of financial assets	$ 0	$ 0
Interest rate risk | Bottom of range | Interest rate caps
Disclosure of detailed information about financial instruments [line items]
Rates	1.00%	1.00%
Interest rate risk | Bottom of range | Interest rate swaps of US$ debt
Disclosure of detailed information about financial instruments [line items]
Rates	3.30%	3.30%
Interest rate risk | Top of range | Interest rate caps
Disclosure of detailed information about financial instruments [line items]
Rates	6.30%	5.70%
Interest rate risk | Top of range | Interest rate swaps of US$ debt
Disclosure of detailed information about financial instruments [line items]
Rates	3.60%	4.10%